Summary of Significant Accounting Policies - Schedule of Foreign Currency Exchange Rates (Details)	Mar. 31, 2025	Mar. 31, 2024
United States of America, Dollars | Year-end spot rate [Member]
Schedule of Foreign Currency Exchange Rates [Line Items]
Currency exchange rates	1	1
United States of America, Dollars | Average rate [Member]
Schedule of Foreign Currency Exchange Rates [Line Items]
Currency exchange rates	1	1
Canada, Dollars | Year-end spot rate [Member]
Schedule of Foreign Currency Exchange Rates [Line Items]
Currency exchange rates	1.4379	1.354
Canada, Dollars | Average rate [Member]
Schedule of Foreign Currency Exchange Rates [Line Items]
Currency exchange rates	1.4168	1.3549